Status and Principal Activity (Details)	Dec. 31, 2023 ft²	Nov. 27, 2023 shares	Nov. 13, 2023 shares	Nov. 04, 2021 shares
Status and Principal Activity [Abstract]
College of American Pathologists (in Square Feet) | ft²	13,448
Ordinary shares | shares		1	1	10